Average Annual Total Returns{- Fidelity Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-07 - Fidelity Government Income Fund	Fidelity Government Income Fund Return Before Taxes Past 1 year	Fidelity Government Income Fund Return Before Taxes Past 5 years	Fidelity Government Income Fund Return Before Taxes Past 10 years	Fidelity Government Income Fund After Taxes on Distributions Past 1 year	Fidelity Government Income Fund After Taxes on Distributions Past 5 years	Fidelity Government Income Fund After Taxes on Distributions Past 10 years	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Government Income Fund After Taxes on Distributions and Sales Past 10 years	LB003 Past 1 year	LB003 Past 5 years	LB003 Past 10 years	F0682 Past 1 year	F0682 Past 5 years	F0682 Past 10 years
Total	6.79%	3.38%	3.05%	5.78%	2.48%	2.10%	4.03%	2.20%	1.99%	7.94%	3.76%	3.26%	6.92%	3.59%	3.20%